Property and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Cost:
Balance	$ 3,151,797	$ 2,783,635	$ 2,783,635	$ 0
Acquired assets				1,956,937
Additions	1,038,156		368,162	826,698
ASC 842 adoption (Note 20)	1,187,116
Balance	5,377,069		3,151,797	2,783,635
Accumulated Depreciation:
Balance	457,297	167,737	167,737	0
Depreciation	157,855	141,901	289,560	8,811
Asset lease expense (Note 20)	85,418
Balance	700,570		457,297	167,737
Net Book Value
Net Book Value:	4,676,499		2,694,500	2,615,898
Office Equipment
Cost:
Balance	32,077	24,586	24,586	0
Acquired assets				23,105
Additions	40,869		7,491	1,481
ASC 842 adoption (Note 20)	0
Balance	72,946		32,077	24,586
Accumulated Depreciation:
Balance	8,296	3,177	3,177	0
Depreciation	4,276		5,119	3,177
Asset lease expense (Note 20)	0
Balance	12,572		8,296	3,177
Net Book Value
Net Book Value:	60,374		23,781	21,409
Cultivation Equipment
Cost:
Balance	463,756	435,109	435,109	0
Acquired assets				245,659
Additions	0		28,647	189,450
ASC 842 adoption (Note 20)	0
Balance	463,756		463,756	435,109
Accumulated Depreciation:
Balance	114,766	41,169	41,169	0
Depreciation	38,132		73,597	41,169
Asset lease expense (Note 20)	0
Balance	152,898		114,766	41,169
Net Book Value
Net Book Value:	310,858		348,990	393,940
Production Equipment
Cost:
Balance	297,961	261,957	261,957	0
Acquired assets				176,354
Additions	247,762		36,004	85,603
ASC 842 adoption (Note 20)	0
Balance	545,723		297,961	261,957
Accumulated Depreciation:
Balance	69,993	25,446	25,446	0
Depreciation	24,188		44,547	25,446
Asset lease expense (Note 20)	0
Balance	94,181		69,993	25,446
Net Book Value
Net Book Value:	451,542		227,968	236,511
Kitchen Equipment
Cost:
Balance	51,108	27,694	27,694	0
Acquired assets				15,809
Additions	9,022		23,414	11,885
ASC 842 adoption (Note 20)	0
Balance	60,130		51,108	27,694
Accumulated Depreciation:
Balance	7,100	2,554	2,554	0
Depreciation	4,253		4,546	2,554
Asset lease expense (Note 20)	0
Balance	11,353		7,100	2,554
Net Book Value
Net Book Value:	48,777		44,008	25,140
Vehicles
Cost:
Balance	38,717	38,717	38,717	0
Acquired assets				38,717
Additions	0		0	0
ASC 842 adoption (Note 20)	0
Balance	38,717		38,717	38,717
Accumulated Depreciation:
Balance	13,251	5,500	5,500	0
Depreciation	3,907		7,751	5,500
Asset lease expense (Note 20)	0
Balance	17,158		13,251	5,500
Net Book Value
Net Book Value:	21,559		25,466	33,217
Vault Equipment
Cost:
Balance	2,172	1,644	1,644	0
Acquired assets				1,644
Additions	0		528	0
ASC 842 adoption (Note 20)	0
Balance	2,172		2,172	1,644
Accumulated Depreciation:
Balance	586	228	228	0
Depreciation	200		358	228
Asset lease expense (Note 20)	0
Balance	786		586	228
Net Book Value
Net Book Value:	1,386		1,586	1,416
Leasehold Improvements
Cost:
Balance	2,266,006	1,993,928	1,993,928	0
Acquired assets				1,455,649
Additions	740,503		272,078	538,279
ASC 842 adoption (Note 20)	0
Balance	3,006,509		2,266,006	1,993,928
Accumulated Depreciation:
Balance	243,305	89,663	89,663	0
Depreciation	82,899		153,642	89,663
Asset lease expense (Note 20)	0
Balance	326,204		243,305	89,663
Net Book Value
Net Book Value:	2,680,305		2,022,701	1,904,265
Right of use Assets
Cost:
Balance	0	0	0
Additions	0		0
ASC 842 adoption (Note 20)	1,187,116
Balance	1,187,116		0	0
Accumulated Depreciation:
Balance	0	$ 0	0
Depreciation	0		0
Asset lease expense (Note 20)	85,418
Balance	85,418		0	0
Net Book Value
Net Book Value:	$ 1,101,698		$ 0	$ 0